Goodwill and intangible assets (Details 2) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 55,311	$ 74,013
Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	46,336	44,593
Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	8,892	9,712
Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		19,578
Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	83	130
Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	26,524	35,294
Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	18,750	18,551
Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	7,767	7,837
Goodwill | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		8,899
Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	7	7
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Net book value	28,787	38,719
Intangible Assets other than Goodwill | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	27,586	26,042
Intangible Assets other than Goodwill | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	1,125	1,875
Intangible Assets other than Goodwill | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		10,679
Intangible Assets other than Goodwill | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	76	123
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Net book value	5,424	15,047
Acquired research and development [member] | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	5,339	14,377
Acquired research and development [member] | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	85	419
Acquired research and development [member] | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		246
Acquired research and development [member] | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value		5
Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Net book value		2,980
Alcon brand name [member] | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		2,980
Technologies
Disclosure of detailed information about intangible assets [line items]
Net book value	163	1,495
Technologies | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	7	6
Technologies | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	156	304
Technologies | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		1,185
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Net book value	22,579	14,194
Currently marketed products | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	21,720	11,228
Currently marketed products | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	859	1,115
Currently marketed products | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		1,851
Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Net book value		4,054
Marketing know-how | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		4,054
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Net book value	621	949
Other intangible assets | Operating segments [member] | Innovative Medicines
Disclosure of detailed information about intangible assets [line items]
Net book value	520	431
Other intangible assets | Operating segments [member] | Sandoz
Disclosure of detailed information about intangible assets [line items]
Net book value	25	37
Other intangible assets | Operating segments [member] | Alcon
Disclosure of detailed information about intangible assets [line items]
Net book value		363
Other intangible assets | Operating segments [member] | Corporate
Disclosure of detailed information about intangible assets [line items]
Net book value	$ 76	$ 118